Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Net operating loss carryforwards	$ 21,800,000	$ 32,000	$ 43,000
Net operating loss carryforwards, expiration	Will begin to expire in the year 2030 if unused.	Through 2033.	Through 2033.